CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income for the year	$ 59,998	$ 56,547	$ 50,344
Other comprehensive income (loss), net of tax:
Unrealized losses in respect of derivative financial instruments designated for cash flow hedge	(341)	0	(299)
Reclassification of net loss realized to net income	0	299	0
Foreign currency translation adjustments	18,328	(12,312)	808
Other comprehensive income (loss), net of tax	17,987	(12,013)	509
Comprehensive income	77,985	44,534	50,853
Less: comprehensive income attributable to non-controlling interests	(2,800)	(2,738)	(2,018)
Comprehensive income attributable to the Company	$ 75,185	$ 41,796	$ 48,835